SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Oct. 12, 2022	Oct. 04, 2022	Jan. 31, 2022	Sep. 30, 2022	Feb. 09, 2022	Jan. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
Payment of loan				$ 0		$ 50,000	$ 1,482,681	$ 1,469,535
Common stock				23,373,213			19,695,532	8,478,000
GGII and related entities [Member]
Loan amount due				$ 1,356,000
Additional loan amount				$ 1,295,000
Stick-It Labs Ltd [Member]
Subsequent event description			75% of distributable profits of the joint venture entity until the Company has been repaid $750,000, after which the preferred shares will convert into 750,000 shares of common stock. StickIt will also receive 750,000 shares of common stock. The agreement grants the right to Stick-It to purchase 100,000,000 five-year warrants of Green Globe International, Inc. common stock at an exercise price of $0.01 per share. The warrants are issuable in three tranches, the first 25,000,000 on signing the JV agreement, the second 25,000,000 when StickIt US achieves annual sales revenue in excess of $5,000,000, and the third tranche will be issued upon StickIt US achieving annual sales revenue in excess of $10,000,000. On or about January 20, 2022
Hempacco [Member]
Common stock					500,000
Common stock price					$ 2.00
Cheech and Chong's Cannabis Company [Member]
Joint venture description			awarded 100,000,000 Green Globe International warrants with a Black-Scholes valuation of $.0003 per share for a total valuation of $34,318 on the issue date.
Subsequent Event [Member]
Stock issued during period, restricted shares	63,292
Stock issued during period for marketing services		41,494
Subsequent Event [Member] | Sonora Paper Co., Inc [Member]
Joint venture description	owned 80% by us and 20% by Sonora
Joint venture obligated to pay royalties	0.0025 per paper
Subsequent Event [Member] | High Sierra Technologies, Inc [Member]
Joint venture description	owned 50% by each of us and High Sierra, with each of us contributing $1,000 to the joint venture initially
Subsequent Event [Member] | Alfalfa Holdings, LLC [Member]
Joint venture description	owned 50% by each of us and Alfalfa, we are required to fund $10,000 to the Joint Venture
Subsequent event description	(i) pay Talent’s legal expenses of $7,500 in connection with entering into the Joint Venture agreement and services agreement; (ii) cause the Company to issue to Talent a fully vested warrant to acquire 450,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Warrants”); (iii) cause the Company to issue to Talent’s designee a fully vested warrant to acquire 50,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Designee Warrants”); and (iv) pay Talent royalties of 10% of Joint Venture gross revenue, with minimum annual royalty payments of $450,000 by the end of the first two years of the initial term of the services agreement, an additional $600,000 by the end of the third year of the initial term, and an additional $1,200,000 by the end of the fourth year of the initial term. On or about January 30, 2023